Acquisitions (Details 4) (USD $)	12 Months Ended				12 Months Ended					12 Months Ended					12 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended				12 Months Ended
	Mar. 31, 2013 item	Mar. 31, 2014	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2014 Vehicles Minimum	Mar. 31, 2014 Vehicles Maximum	Mar. 31, 2014 Buildings and leasehold improvements Minimum	Mar. 31, 2014 Buildings and leasehold improvements Maximum	Jun. 19, 2012 Crude oil tanks and related equipment	Mar. 31, 2014 Crude oil tanks and related equipment Minimum	Mar. 31, 2014 Crude oil tanks and related equipment Maximum	Mar. 31, 2014 Crude Oil Logistics item	Mar. 31, 2014 Crude Oil Logistics Customer relationships	Mar. 31, 2014 Crude Oil Logistics Trade names	Mar. 31, 2014 Crude Oil Logistics Non-compete agreements	Mar. 31, 2014 Crude Oil Logistics Vehicles	Mar. 31, 2014 Crude Oil Logistics Vehicles Minimum	Mar. 31, 2014 Crude Oil Logistics Vehicles Maximum	Mar. 31, 2014 Crude Oil Logistics Buildings and leasehold improvements	Mar. 31, 2014 Crude Oil Logistics Buildings and leasehold improvements Minimum	Mar. 31, 2014 Crude Oil Logistics Buildings and leasehold improvements Maximum	Mar. 31, 2014 Crude Oil Logistics Crude oil tanks and related equipment	Mar. 31, 2014 Crude Oil Logistics Crude oil tanks and related equipment Minimum	Mar. 31, 2014 Crude Oil Logistics Crude oil tanks and related equipment Maximum	Mar. 31, 2014 Crude Oil Logistics Barges and Tow Boats	Mar. 31, 2014 Crude Oil Logistics Other	Mar. 31, 2014 Crude Oil Logistics Other Minimum	Mar. 31, 2014 Crude Oil Logistics Other Maximum
Acquisitions
Number of business combination agreements	2											2
Common units issued												175,211
General and administrative expense												$ 100,000
Estimated fair value of the assets acquired and liabilities assumed
Accounts receivable - trade												1,235,000
Inventories												1,021,000
Prepaid expenses and other current assets												54,000
Property, plant and equipment									17,851,000							2,977,000			280,000			3,462,000			20,065,000	53,000
Useful life of property, plant and equipment					3 years	25 years	3 years	40 years		2 years	40 years						5 years	10 years		5 years	30 years		2 years	30 years	20 years		3 years	5 years
Intangible assets													6,300,000	530,000	35,000
Useful life of intangible assets													3 years		3 years
Goodwill	555,220,000	1,107,006,000	167,245,000	8,568,000								37,867,000
Accounts payable - trade												(665,000)
Accrued expenses and other payables												(124,000)
Fair value of net assets acquired												73,090,000
Consideration paid for acquisition
Cash paid, net of cash acquired	14,000,000											67,842,000
Value of common units issued												5,248,000
Total consideration paid												$ 73,090,000